Long-term Debt (Narrative) (Details) (USD $)	12 Months Ended						3 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Federal Home Loan Bank Advances [Member]	Mar. 18, 2011 Federal Home Loan Bank Advances [Member]	Dec. 31, 2012 Ownership Interest in Nonbank Subsidiary Trusts [Member]	Dec. 31, 2011 Wholly-owned subsidiary, Trust I [Member] Commerce Bancorp LLC [Member] Trust Capital Securities [Member]	Jun. 15, 2000 Wholly-owned subsidiary, Trust I [Member] Commerce Bancorp LLC [Member] Trust Capital Securities [Member]	Dec. 31, 2012 Wholly-owned subsidiary, Trust II [Member] Commerce Bancorp LLC [Member] Trust Capital Securities [Member]	Sep. 28, 2001 Wholly-owned subsidiary, Trust II [Member] Commerce Bancorp LLC [Member] Trust Capital Securities [Member]	Dec. 31, 2012 Wholly-owned subsidiary, Trust III [Member] TD Bank [Member] Trust Capital Securities [Member]	Sep. 29, 2006 Wholly-owned subsidiary, Trust III [Member] TD Bank [Member] Trust Capital Securities [Member]
Debt Instrument [Line Items]
Face amount of long-term debt					$ 25,000,000.0			$ 5,000,000.0		$ 8,000,000.0		$ 15,000,000.0
Debt instrument, term to maturity				2 years
Fixed percentage rate					1.01%			11.00%		10.00%		7.75%
Long-term debt	40,800,000	49,200,000		25,000,000.0
Loans pledged as collateral on long-term debt				42,200,000
Debt repurchased and retired							5,000,000.0		8,000,000.0
Debt prepayment charge	140,000	75,000	1,574,000				75,000		140,000
Debt redemption price (percent)									100.00%		100.00%
Debt qualified as Tier 1 capital											15,000,000.0
Other Long-term Debt						$ 800,000